Receivable from and Payable to Brokers, Dealers, and Clearing Organizations - Schedule of Amounts Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Receivable/Payable:
Clearing organizations and other, Receivable	$ 738,625	$ 478,327
Securities failed to deliver, Receivable	130,180	69,618
Receivable from brokers, dealers and clearing organizations	868,805	547,945
Clearing organizations and other, Payable	324,175	306,728
Securities failed to receive, Payable	54,549	15,626
Payable to brokers, dealers and clearing organizations	$ 378,724	$ 322,354